Related Parties Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Related Parties Transactions [Abstract]
RELATED PARTIES TRANSACTIONS
10.	RELATED PARTIES TRANSACTIONS

Related parties’ receivable

Related parties’ receivable consisted of the following as of March 31, 2018 and December 31, 2017:

		2018	2017
Foshan City Jisheng Technology Co. Ltd. (“Jisheng”)	(1)	$4,690,424	$4,885,517
He, Guangxiang	(2)	6,984,348	7,099,584
		$11,674,772	$11,985,101

(1)	Jisheng is owned by the shareholder of Nengcheng until September 17, 2016. During 2015 and 2016, Nengcheng conducted sales transactions with Jisheng. The amounts outstanding represent account receivable and other receivable due from Jisheng. These amounts are interest free, unsecured, and payable on demand. The outstanding amounts were significantly reduced subsequent to December 31, 2016 and are expected to be repaid in full before September 30, 2018.

(2)	He, Guangxiang is a shareholder of Nengcheng until March 14, 2017. Mr. He received advances from the Company for the purpose of corporate development. These amounts are interest free, unsecured, and payable on demand. Management determined that such receivables are currently due from Mr. He, and that the Company has not offered an extended repayment timeline to him; management expects Mr. He to repay the balance in full no later than September 30, 2018; at that the date these financial statements are issued, given the aforementioned circumstances, management believes carrying these receivables as current assets as appropriate.

Related parties payable

Related parties payable consisted of the following as of March 31, 2018 and December 31, 2017:

		2018	2017
Ho, Terence	(1)	359,934	275,977
He, Da Hong	(2)	188,783	182,034
		$548,717	$458,011

(1)	Mr. Terence Ho is the Chairman and CEO of the Company. From time to time, Mr. Ho paid certain expenses on behalf of the company. The amounts due to Mr. Ho are interest free, unsecured, and payable on demand.

(2)	Mr. He, Da Hong is the former CEO of the Company’s subsidiary Shenzhen Zhenlongbao Investment Consulting Co., Ltd. From time to time, Mr. He paid certain expenses on behalf of the company. The amounts due to Mr. Ho are interest free, unsecured, and payable on demand.

11.	RELATED PARTIES TRANSACTIONS

Related parties’ receivable

		December 31	December 31
		2017	2016
Foshan City Jisheng Technology Co. Ltd. (“Jisheng”)	(1)	$4,885,517	$15,729,770
Zhaoqing Ketong Environmental Engineering Co. Ltd. (“Ketong”)	(2)	-	640,869
He, Guangxiang	(3)	7,099,584	6,636,060
Sea Treasure Holding Limited		-	128
		$11,985,101	$23,006,827

(1)	Jisheng is owned by the shareholder of Nengcheng until September 17, 2016. During 2015 and 2016, Nengcheng conducted sales transactions with Jisheng. The amounts outstanding represent account receivable and other receivable due from Jisheng. These amounts are interest free, unsecured, and payable on demand. The outstanding amounts were significantly reduced subsequent to December 31, 2016 and are expected to be repaid in full before September 30, 2018.

During the years ended December 31, 2016, the Company conducted certain service transactions with Jisheng. The gross amount funds received for the years ended December 31, 2016 was $1,778,758.

(2)	The shareholder of Nengcheng was the legal representative of Zhaoqing Ketong Enviromental Enginnering Co. Ltd. until s, 2014. The current legal representative of Ketong, Mr. Ye, Shaohua, is the owner of Jisheng. These amounts represent account receivable and other receivable due from Ketong. The outstanding amounts are interest free, unsecured, and payable on demand. All outstanding amounts are settled as of the issuance date of the financial statements.

(3)	He, Guangxiang is a shareholder of Nengcheng until March 14, 2017. Mr. He received advances from the Company for the purpose of corporate development. These amounts are interest free, unsecured, and payable on demand. Management determined that such receivables are currently due from Mr. He, and that the Company has not offered an extended repayment timeline to him; management expects Mr. He to repay the balance in full no later than September 30, 2018; at that the date these financial statements are issued, given the aforementioned circumstances, management believes carrying these receivables as current assets as appropriate.

Related parties payable

Related parties payable consisted of the following:

		December 31	December 31
		2017	2016
Ho, Terence	(1)	$275,977	$367,073
He, Da Hong	(2)	182,034	-
		$458,011	$367,073

(1)	Mr. Terence Ho is the Chairman and CEO of the Company. From time to time, Mr. Ho paid certain expenses on behalf of the company. The amounts due to Mr. Ho are interest free, unsecured, and payable on demand.

(2)	Mr. He, Da Hong is the former CEO of the Company’s subsidiary Shenzhen Zhenlongbao Investment Consulting Co., Ltd. From time to time, Mr. He paid certain expenses on behalf of the company. The amounts due to Mr. Ho are interest free, unsecured, and payable on demand.